U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.       Name and address of issuer:

         Michigan Daily Tax Free Income Fund, Inc.
         600 Fifth Avenue
         New York, New York 10020-2302

2.       Name of each series or class of funds for which this notice is filed:

         Michigan Daily Tax Free Income Fund, Inc.- Class A
         Michigan Daily Tax Free Income Fund, Inc.- Class B

3.       Investment Company Act File Number:811-5015

         Securities Act File Number:                 33-11642

4.       Last day of fiscal year for which this notice is filed:

         February 28, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [  ]

6. Date of termination of issuer's declaration under ruler 24f-2(a)(1), if applicable (see instruction A.6):

         Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         $71,402,550.54
          71,402,550.54 shares

9. Number and aggregate sale price of securities sold during the fiscal year:

         $122,803,906.25
          122,803,906.25 shares

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         $51,401,355.71
          51,401,355.71 shares

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

         $1,492,856.48
          1,492,856.48 shares

12.      Calculation of registration fee:


         (i)      Aggregate sale price of securities sold during the fiscal     $51,401,355.71
                  year in reliance on rule 24f-2 (from Item 10):

         (ii)     Aggregate price of shares issued in connection with dividend  +1,492,856.48 reinvestment plans (from Item 11, if applicable):

         (iii)    Aggregate price of shares redeemed or repurchased             -136,660,213.13
                  during the fiscal year (if applicable):

         (iv)     Aggregate price of shares redeemed or repurchased and         + 83,766,000.94
                  previously applied as a reduction to filing fees pursuant
                  to rule 24e-2 (if applicable):

         (v)      Net aggregate  price of securities  sold and issued during the-0-
                  fiscal year in reliance on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line (iv)] (if applicable):

         (vi)     Multiplier prescribed by Section 6(b) of the Securities Act   x 1/33%
                  of 1933 or other applicable law or regulation (see instruction
                  C.6):

         (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:   $-0-

Instruction:   Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                            [  ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
         Not applicable

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         Exhibit: Opinion of Battle Fowler LLP

         By (Signature and Title)*  /s/______________________________________

                                            Bernadette N. Finn, Secretary

         Date: April 9, 1997

* Please print the name and title of the signing officer below the signature.